Accounting policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions				6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Oct. 31, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Oct. 31, 2020 EUR (€)	Oct. 31, 2020 GBP (£)	Sep. 30, 2020 USD ($)
Accounting policies [line items]
Depreciation method, property, plant and equipment					All depreciation is charged on a straight-line basis
Revenue					$ 2,394	$ 4,627	$ 4,337
Issuance of commercial paper	$ 819				819					£ 600
Undrawn bank facilities	1,400				1,400	1,279
Cash and cash equivalents	1,675				1,675	195	704
Total liquidity	2,925				2,925
Interest cover				1.5
Leverage ratio				7.5
Repayment of long-term bonds					290
Deferred compensation plan investments	236				$ 236	218	193
Increase decease in sublease rentals					8.00%
Increase decease in sublease rentals of impairment charges					$ 2
Derivative financial instruments	(13)				(13)	(19)
Gain loss recognized on put options					4
Covenant Liquidity				$ 400				$ 400	$ 400
Option contract [member]
Accounting policies [line items]
Derivative financial instruments	(4)				$ (4)
Credit risk [member]
Accounting policies [line items]
Percentage of provision on debt gross					20.00%
Increase decrease in expected credit loss					$ 4
Credit risk [member] | Past due more than 180 days [member]
Accounting policies [line items]
Increase decrease in expected credit loss					$ 8
Percentage of collection rate					10.00%
Credit risk [member] | Change In Payment Plans [Member]
Accounting policies [line items]
Increase decrease in expected credit loss					$ 2
Percentage of change in the expected collection rate					10.00%
Trade Deposits And Loans [Member] | Deposit Balance [Member]
Accounting policies [line items]
Trade deposits and loans					$ 33
Trade Deposits And Loans [Member] | Associated Contract Assets [Member]
Accounting policies [line items]
Trade deposits and loans					33
One year Slower ReVPar [Member]
Accounting policies [line items]
Impairment Charge	4
One point Six Two Five PercentageFive hundred Million Euro [Member]
Accounting policies [line items]
Notional amount | €											€ 500
Bond interest rate											1.625%	1.625%
Maturity date		4
Three point Three Seven Five Percentage Four hundred Million Euro [Member]
Accounting policies [line items]
Notional amount | £												£ 400
Bond interest rate											3.375%	3.375%
Maturity date		8
Three Point Eight Seven Five Percentage Four Hundred Million Euro Twenty Twenty two [Member]
Accounting policies [line items]
Notional amount | £												£ 400
Bond interest rate											3.875%	3.875%
Maturity date		November 2022
Repayment of long-term bonds | £		£ 227
Four To Five Year Period [Member] | One year Slower ReVPar [Member]
Accounting policies [line items]
Impairment Charge	12
Two To Three Year Period [Member] | One year Slower ReVPar [Member]
Accounting policies [line items]
Impairment Charge	11
North America Hotels [Member]
Accounting policies [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 35
Growth rate used to extrapolate cash flow projections			1.70%
North America Hotels [Member] | One year Faster Re V Par [Member]
Accounting policies [line items]
Impairment Charge	9
US corporate headquarters [Member]
Accounting policies [line items]
Impairment Charge					13
US corporate headquarters [Member] | Americas Region [Member]
Accounting policies [line items]
Impairment Charge					6
US corporate headquarters [Member] | Central [member]
Accounting policies [line items]
Impairment Charge					7
US corporate headquarters [Member] | Rental Lease [Member]
Accounting policies [line items]
Impairment Charge	50
One percentage point increase [member]
Accounting policies [line items]
Impairment Charge	7				7
One percentage point increase in terminal capitalisation rate [Member]
Accounting policies [line items]
Impairment Charge	8
One percentage point decrease in terminal capitalisation rate [Member]
Accounting policies [line items]
Impairment Charge	11
Overdraft [Member]
Accounting policies [line items]
Cash and cash equivalents	1,575				1,575
Cash Flow Generated [Member]
Accounting policies [line items]
Revenue					29
Levels of Existing Cash Reserves Available [Member]
Accounting policies [line items]
Cash and cash equivalents	800				800
UK Portfolio [member]
Accounting policies [line items]
Impairment Charge					50
Service Properties Trust [Member]
Accounting policies [line items]
Impairment Charge					66
Six Senses Management Agreements [Member]
Accounting policies [line items]
Impairment Charge					41
Six Senses Management Agreements [Member] | Americas [member]
Accounting policies [line items]
Impairment Charge					5
Six Senses Management Agreements [Member] | EMEAA [member]
Accounting policies [line items]
Impairment Charge					33
Six Senses Management Agreements [Member] | Greater China [Member]
Accounting policies [line items]
Impairment Charge					3
InterContinental Boston [member]
Accounting policies [line items]
Impairment Charge					32
UK Portfolio [member]
Accounting policies [line items]
Fair value gains losses on contingent purchase consideration					21
Barclay and IC Boston [Member]
Accounting policies [line items]
Impairment Charge					18
Loyalty programme liability [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities					50
System Fund [member] | US corporate headquarters [Member]
Accounting policies [line items]
Impairment Charge					37
System Fund [member] | Loyalty programme liability [member]
Accounting policies [line items]
Deferred revenue	1,245				1,245	$ 1,233	$ 1,181
Associates [member]
Accounting policies [line items]
Impairment Charge					13
Gain loss recognized on put options					$ 4
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill					straight-line
Maximum [member]
Accounting policies [line items]
Capitalisation rate used to calculate the eventual sales value					7.50%
Covenant Liquidity													$ 400
Maximum [member] | North America Hotels [Member]
Accounting policies [line items]
Impairment Charge	8				$ 4
Growth rate used to extrapolate cash flow projections			12.00%
Capitalisation rate used to calculate the eventual sales value			9.00%
Maximum [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives					50 years
Maximum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives					25 years
Maximum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives					5 years
Minimum [member]
Accounting policies [line items]
Capitalisation rate used to calculate the eventual sales value					6.00%
Covenant Liquidity	400				$ 400
Minimum [member] | North America Hotels [Member]
Accounting policies [line items]
Impairment Charge	$ 6
Growth rate used to extrapolate cash flow projections			11.00%
Capitalisation rate used to calculate the eventual sales value			7.50%
Minimum [member] | US corporate headquarters [Member]
Accounting policies [line items]
Impairment Charge					$ 1
Minimum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives					3 years
Minimum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives					3 years